TAX EXPENSE	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
TAX EXPENSE
NOTE 12: TAX EXPENSE
(A)Analysis of tax (expense) credit for the year

	2021	2020	2019
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(1,349)	(423)	(1,279)
Adjustments in respect of prior years	83	336	98
	(1,266)	(87)	(1,181)
Foreign tax:
Current tax on profit for the year	(21)	(18)	(58)
Adjustments in respect of prior years	22	24	4
	1	6	(54)
Current tax expense	(1,265)	(81)	(1,235)

Deferred tax:
Current year	851	508	(110)
Adjustments in respect of prior years	(169)	(290)	58
Deferred tax (expense) credit	682	218	(52)
Tax (expense) credit	(583)	137	(1,287)
(B)Factors affecting the tax (expense) credit for the year
The UK corporation tax rate for the year was 19.0 per cent (2020: 19.0 per cent; 2019: 19.0 per cent). An explanation of the relationship between tax (expense) credit and accounting profit is set out below:

	2021	2020	2019
	£m	£m	£m
Profit before tax	5,785	1,329	4,123
UK corporation tax thereon	(1,099)	(253)	(783)
Impact of surcharge on banking profits	(415)	(122)	(377)
Non-deductible costs: conduct charges	(167)	(24)	(283)
Non-deductible costs: bank levy	(19)	(30)	—
Other non-deductible costs	(59)	(62)	(77)
Non-taxable income	22	37	36
Tax relief on coupons on other equity instruments	65	79	53
Tax-exempt gains on disposals	2	—	25
Tax losses where no deferred tax recognised	—	(3)	(7)
Remeasurement of deferred tax due to rate changes	1,168	435	(25)
Differences in overseas tax rates	(17)	10	(9)
Adjustments in respect of prior years	(64)	70	160
Tax (expense) credit	(583)	137	(1,287)
The tax expense in 2021 included the impact of non-deductible conduct charges which were significantly greater than in 2020, reflecting the Group's best estimate of tax-deductibility of provisions made in the year.